Cash and Due from Banks (Tables)	12 Months Ended
Dec. 31, 2013
Cash and Due from Banks
Schedule of cash and due from banks

Cash and due from banks consisted of the following (in thousands).

	December 31,
	2013	2012
Cash on hand	$59,451	$20,201
Clearings and collection items	64,193	95,424
Deposits at Federal Reserve Bank	364,709	312,667
Deposits at Federal Home Loan Bank	1,500	1,499
Deposits in FDIC-insured institutions	223,246	292,248
	$713,099	$722,039